                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-4577

                      (Investment Company Act File Number)

                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  11/30/06

             Date of Reporting Period:  Fiscal year ended 11/30/06

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Capital Income Fund

Established 1988

A Portfolio of Federated Income Securities Trust

19TH ANNUAL SHAREHOLDER REPORT

November 30, 2006

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIS ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,						Period Ended 11/30/2003		Year Ended February 28,
	2006	[1]	2005		2004			[2]	2003		2002
Net Asset Value, Beginning of Period	$7.34		$7.20		$6.76		$5.84		$7.87		$9.94
Income From Investment Operations:
Net investment income	0.34		0.37		0.31		0.25		0.33		0.34
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.74		0.16		0.46		0.91		(2.03)		(2.05)
TOTAL FROM INVESTMENT OPERATIONS	1.08		0.53		0.77		1.16		(1.70)		(1.71)
Less Distributions:
Distributions from net investment income	(0.35)		(0.39)		(0.33)		(0.24)		(0.33)		(0.36)
Net Asset Value, End of Period	$8.07		$7.34		$7.20		$6.76		$5.84		$7.87
Total Return [3]	15.05%		7.54%		11.63%		20.20%		(21.94)%		(17.58)%

Ratios to Average Net Assets:
Net expenses	1.31	% [4]	1.31	% [4]	1.34	% [4]	1.34	% [4,5]	1.38	% [4]	1.27%
Net investment income	4.41%		4.71%		4.42%		4.72	% [5]	4.98%		3.77%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [5,7]	0.00	% [7]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$357,177		$321,376		$310,027		$281,381		$213,915		$363,449
Portfolio turnover	41%		46%		59%		94%		140%		95%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund has changed its fiscal year end from February 28 to November 30.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the years ended November 30, 2006, 2005 and 2004, the period ended November 30, 2003 and the year ended February 28, 2003 are 1.30%, 1.30%, 1.34%, 1.30% and 1.34%, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represent less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,						Period Ended 11/30/2003		Year Ended February 28,
	2006 [1]		2005		2004			[2]	2003		2002
Net Asset Value, Beginning of Period	$7.34		$7.21		$6.77		$5.84		$7.88		$9.95
Income From Investment Operations:
Net investment income	0.29		0.31		0.26		0.21		0.28		0.28
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.74		0.15		0.46		0.93		(2.04)		(2.06)
TOTAL FROM INVESTMENT OPERATIONS	1.03		0.46		0.72		1.14		(1.76)		(1.78)
Less Distributions:
Distributions from net investment income	(0.29)		(0.33)		(0.28)		(0.21)		(0.28)		(0.29)
Net Asset Value, End of Period	$8.08		$7.34		$7.21		$6.77		$5.84		$7.88
Total Return [3]	14.34%		6.58%		10.77%		19.71%		(22.64)%		(18.19)%

Ratios to Average Net Assets:
Net expenses	2.06	% [4]	2.06	% [4]	2.09	% [4]	2.09	% [4,5]	2.13	% [4]	2.02%
Net investment income	3.65%		3.97%		3.68%		3.97	% [5]	4.20%		3.01%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [5,7]	0.00	% [7]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$58,305		$52,381		$49,900		$46,836		$35,409		$63,249
Portfolio turnover	41%		46%		59%		94%		140%		95%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund has changed its fiscal year end from February 28 to November 30.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the years ended November 30, 2006, 2005 and 2004, the period ended November 30, 2003 and the year ended February 28, 2003 are 2.05%, 2.05%, 2.09%, 2.05% and 2.09%, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,						Period Ended		Year Ended February 28,
	2006	[1]	2005		2004		11/30/2003	[2]	2003		2002
Net Asset Value, Beginning of Period	$7.34		$7.20		$6.76		$5.84		$7.87		$9.94
Income From Investment Operations:
Net investment income	0.29		0.32		0.26		0.21		0.29		0.28
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.73		0.15		0.46		0.92		(2.04)		(2.06)
TOTAL FROM INVESTMENT OPERATIONS	1.02		0.47		0.72		1.13		(1.75)		(1.78)
Less Distributions:
Distributions from net investment income	(0.29)		(0.33)		(0.28)		(0.21)		(0.28)		(0.29)
Net Asset Value, End of Period	$8.07		$7.34		$7.20		$6.76		$5.84		$7.87
Total Return [3]	14.22%		6.73%		10.78%		19.53%		(22.54)%		(18.21)%

Ratios to Average Net Assets:
Net expenses	2.05	% [4]	2.06	% [4]	2.09	% [4]	2.09	% [4,5]	2.13	% [4]	2.02%
Net investment income	3.67%		4.00%		3.66%		3.97	% [5]	4.22%		3.01%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [5,7]	0.00	% [7]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$35,373		$23,146		$20,400		$16,815		$13,063		$22,467
Portfolio turnover	41%		46%		59%		94%		140%		95%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund has changed its fiscal year end from February 28 to November 30.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the years ended November 30, 2006, 2005 and 2004, the period ended November 30, 2003 and the year ended February 28, 2003 are 2.04%, 2.05%, 2.09%, 2.05% and 2.09%, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,						Period Ended 11/30/2003		Year Ended February 28,
	2006	[1]	2005		2004			[2]	2003		2002
Net Asset Value, Beginning of Period	$7.33		$7.20		$6.76		$5.84		$7.87		$9.94
Income From Investment Operations:
Net investment income	0.36		0.39		0.34		0.26		0.36		0.36
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	0.72		0.13		0.43		0.90		(2.06)		(2.07)
TOTAL FROM INVESTMENT OPERATIONS	1.08		0.52		0.77		1.16		(1.70)		(1.71)
Less Distributions:
Distributions from net investment income	(0.35)		(0.39)		(0.33)		(0.24)		(0.33)		(0.36)
Net Asset Value, End of Period	$8.06		$7.33		$7.20		$6.76		$5.84		$7.87
Total Return [3]	15.09%		7.40%		11.63%		20.20%		(21.94)%		(17.58)%

Ratios to Average Net Assets:
Net expenses	1.30	% [4]	1.27	% [4]	1.34	% [4]	1.34	% [4,5]	1.38	% [4]	1.27%
Net investment income	4.41%		4.73%		4.45%		4.72	% [5]	4.97%		3.76%
Expense waiver/reimbursement [6]	0.00	% [7]	0.03%		0.00	% [7]	0.00	% [5,7]	0.00	% [7]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$100,393		$99,963		$110,207		$123,128		$119,963		$205,750
Portfolio turnover	41%		46%		59%		94%		140%		95%

1 For the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund has changed its fiscal year end from February 28 to November 30.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the years ended November 30, 2006, 2005 and 2004, the period ended November 30, 2003 and the year ended February 28, 2003 are 1.29%, 1.27%, 1.34%, 1.30% and 1.34%, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2006	Ending Account Value 11/30/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,100.30	$ 6.79
Class B Shares	$1,000	$1,096.10	$10.72
Class C Shares	$1,000	$1,096.30	$10.67
Class F Shares	$1,000	$1,100.60	$ 6.69
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.60	$ 6.53
Class B Shares	$1,000	$1,014.84	$10.30
Class C Shares	$1,000	$1,014.89	$10.25
Class F Shares	$1,000	$1,018.70	$ 6.43

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.29%
Class B Shares	2.04%
Class C Shares	2.03%
Class F Shares	1.27%

Management's Discussion of Fund Performance

FUND PERFORMANCE

For the reporting period ended November 30, 2006, the fund's Class A Shares produced a total return of 15.05%, based on net asset value. The fund's Class A Shares 15.05% total return was composed of 9.95% in price appreciation and 5.10% in dividends. The fund focuses on income earning investments, specifically dividend-paying stocks 1 and high-yielding, fixed-income securities. 2

PORTFOLIO ALLOCATION

The fund's portfolio manager sets the fund's allocation between stocks and bonds according to various factors. The factors reflect the fund's primary investment objective of current income and long-term growth of income and its secondary objective of capital appreciation. The factors, in order of priority, are: 1) the fund's ability to pay and maintain an attractive level of dividends; and, 2) the expected relative total return of bonds and stocks.

The allocation of the fund's portfolio at the end of the reporting period was 56.8% bonds, 37.6% stocks, 5.6% cash equivalents and other assets. The fund's allocation will have material effect on performance in any period to the extent that bonds and stocks have divergent total return. 3 The equity component of the fund's benchmark, the Russell 1000 Value Index (RU1000V) 4 posted a total return of 20.28%, while the fixed-income component of the fund's benchmark (comprised of 20% Lehman Brothers High Yield 2% Issuer Constrained Index, 5 20% Lehman Brothers Emerging Market Bond Index, 6 and 20% Lehman Brothers Mortgage-Backed Securities Index 7 ) posted a total return of 9.88% for the 12-month reporting period. Weighting the benchmarks 60% for fixed-income and 40% for equities, the return of the fund's blended benchmark was 14.04% for the reporting period. During the reporting period, the total return on the fund's Class A Shares outperformed the weighted benchmark.

1 There are no guarantees that dividend paying stocks will continue to pay dividends. In addition, dividend paying stocks may not experience the same capital appreciation potential as non-dividend paying stocks.

2 High yield, lower rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

3 There are no assurances that a diversified portfolio will outperform a non-diversified portfolio.

4 The RU1000V is an unmanaged index that measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. Investments cannot be made directly in an index.

5 The Lehman Brothers High Yield 2% Issuer Constrained Index is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index. The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least 1 year to maturity. The index is unmanaged, and investments cannot be made directly in an index.

6 The Lehman Brothers Emerging Market Bond Index is an unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets. Investments cannot be made directly in an index.

7 The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and FHLMC. Investments cannot be made directly in an index.

MARKET OVERVIEW

The equity benchmark, the RU1000V, returned 20.28% during the reporting period. The best performing sectors of the RU1000V during the reporting period were Energy (up 28.62%) and Telecommunication Services (up 28.84%). The worst performing sectors were Financials (up 16.09%) and Information Technology (up 15.61%). Value strategies generally outperformed growth strategies during the reporting period which was a positive influence on portfolio performance. Strategies with smaller capitalizations outperformed strategies with larger capitalizations during the reporting period which was a negative influence on the portfolio performance. Diversified, high yielding strategies tended to outperform the market during the reporting period which was a positive influence on the portfolio performance.

With respect to fixed-income, interest rate levels for intermediate to longer maturity U.S. Treasury securities were little changed over the 12-month reporting period ending November 30, 2006. This point-to-point description, however, hides the fact that the 12-month reporting period can be divided into two distinct periods: (1) from November 30, 2005 to June 30, 2006, interest rate levels rose sharply as the Federal Reserve Board (the "Fed") raised the Federal Funds Target Rate level at each of its five meetings; and (2) from June 30, 2006 to November 30, 2006, the Fed made no rate changes at its three following meetings and interest rate levels fell sharply. In concert with the latter rate decline, U.S. gross domestic product experienced decelerating growth throughout calendar year 2006, starting with a 5.6% real (after inflation) growth rate in the first quarter, a 2.6% real growth rate in the second quarter and an estimate of 2.2% (as of this writing) in the third quarter. In essence, the period from December 2005 through June 2006 can easily be described as a bear market environment as interest rates rose and high quality bond prices fell. The period from July 2006 through fiscal year-end November 2006 represented a bull market environment with falling interest rates and rising high quality bond prices.

SECTOR AND SECURITY SELECTION

The equity component of the portfolio surpassed returns of the RU1000V, the equity benchmark, during the reporting period. Equity portfolio managers focused on realization of the fund's income objective by purchasing and holding income producing equity securities with favorable valuation levels. Underweights in the Financials and Information Technology sectors enhanced the fund's performance in equities. Detracting from performance was a sector overweight in Industrials and Health Care. With respect to stock selection, favorable stock selection in Consumer Discretionary and Consumer Staples aided performance while poor stock selection in Industrials and Health Care issues hindered the portfolio.

The fund's bond portfolio maintained a majority of assets in the high yield and emerging debt 8 markets combined during the entire reporting period. These two sectors were the highest performing of all global bond sectors and, thus, significantly contributed to positive fund performance. The fund did reduce its allocation to high yield bonds during the latter half of the reporting period, a period of strong performance for the high yield sector, thereby limiting the price appreciation of the fixed-income portfolio. However, high yield still represented the single largest sector allocation, even after the reduction.

8 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks, and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Capital Income Fund (Class A Shares) (the "Fund") from November 30, 1996 to November 30, 2006 compared to the S&P 500 Index (S&P 500), 2,3 a broad-based market index, a blend of indexes comprised of 40% Russell 1000 Value Index (RU1000V), 3 /20% Lehman Brothers Emerging Market Bond Index (LBEMB) 3 /20% Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI), 3 20% Lehman Brothers Mortgage-Backed Securities Index (LBMB) 3 (the "Blended Index") 2,4 and the Lipper Mixed-Asset Target Allocation Median Classification (Lipper). 2

Average Annual Total Returns [5] for the Periods Ended 11/30/2006
1 Year	8.68%
5 Years	2.71%
10 Years	2.78%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blended Index and Lipper have been adjusted to reflect reinvestment of dividends and interest on securities in the indexes and average.

2 The S&P 500 and Blended Index are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. Lipper represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. Investments cannot be made directly in an index or an average.

3 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LBEMB tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHY2%ICI is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index. The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least 1 year to maturity. The LBMB is composed of all fixed securities mortgage pools by GNMA, FNMA and FHLMC. Indexes are unmanaged, and investments cannot be made directly in an index.

4 The Blended Index is the Fund's benchmark.

5 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Capital Income Fund (Class B Shares) (the "Fund") from November 30, 1996 to November 30, 2006 compared to the S&P 500 Index (S&P 500), 2,3 a broad-based market index, a blend of indexes comprised of 40% Russell 1000 Value Index (RU1000V) 3 /20% Lehman Brothers Emerging Market Bond Index (LBEMB) 3 /20% Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI) 3 , 20% Lehman Brothers Mortgage-Backed Securities Index (LBMB) 3 (the "Blended Index") 2,4 and the Lipper Mixed-Asset Target Allocation Median Classification (Lipper). 2

Average Annual Total Returns [5] for the Periods Ended 11/30/2006
1 Year	8.84%
5 Years	2.77%
10 Years	2.75%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blended Index and Lipper have been adjusted to reflect reinvestment of dividends and interest on securities in the indexes and average.

2 The S&P 500 and Blended Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Lipper represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. Investments cannot be made directly in an index or an average.

3 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LBEMB tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHY2%ICI is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index. The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least 1 year to maturity. The LBMB is composed of all fixed securities mortgage pools by GNMA, FNMA and FHLMC. Indexes are unmanaged, and investments cannot be made directly in an index.

4 The Blended Index is the Fund's benchmark.

5 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Capital Income Fund (Class C Shares) (the "Fund") from November 30, 1996 to November 30, 2006 compared to the S&P 500 Index (S&P 500), 2,3 a broad-based market index, a blend of indexes comprised of 40% Russell 1000 Value Index (RU1000V) 3 /20% Lehman Brothers Emerging Market Bond Index (LBEMB) 3 /20% Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI), 3 20% Lehman Brothers Mortgage-Backed Securities Index (LBMB) 3 (the "Blended Index") 2,4 and the Lipper Mixed-Asset Target Allocation Median Classification (Lipper). 2

Average Annual Total Returns [5] for the Periods Ended 11/30/2006
1 Year	12.15%
5 Years	2.90%
10 Years	2.49%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the maximum 1.00% contingent deferred sales charge, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a front-end sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blended Index and Lipper have been adjusted to reflect reinvestment of dividends and interest on securities in the indexes and average.

2 The S&P 500 and Blended Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Lipper represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. Investments cannot be made directly in an index or an average.

3 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LBEMB tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHY2%ICI is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index. The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least 1 year to maturity. The LBMB is composed of all fixed securities mortgage pools by GNMA, FNMA and FHLMC. Indexes are unmanaged, and investments cannot be made directly in an index.

4 The Blended Index is the Fund's benchmark.

5 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Capital Income Fund (Class F Shares) (the "Fund") from November 30, 1996 to November 30, 2006 compared to the S&P 500 Index (S&P 500), 2,3 a broad-based market index, a blend of indexes comprised of 40% Russell 1000 Value Index (RU1000V) 3 /20% Lehman Brothers Emerging Market Bond Index (LBEMB) 3 /20% Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI) 3 /20% Lehman Brothers Mortgage-Backed Securities Index (LBMB) 3 (the "Blended Index") 2,4 and the Lipper Mixed-Asset Target Allocation Median Classification (Lipper). 2

Average Annual Total Returns [5] for the Periods Ended 11/30/2006
1 Year	13.01%
5 Years	3.65%
10 Years	3.27%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns reflect the maximum sales charge of 1.00% and the maximum 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blended Index and Lipper have been adjusted to reflect reinvestment of dividends and interest on securities in the indexes and average.

2 The S&P 500 and Blended Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Lipper represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. Investments cannot be made directly in an index or an average.

3 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LBEMB tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHY2%ICI is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index. The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least 1 year to maturity. The LBMB is composed of all fixed securities mortgage pools by GNMA, FNMA and FHLMC. Indexes are unmanaged, and investments cannot be made directly in an index.

4 The Blended Index is the Fund's benchmark.

5 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At November 30, 2006, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Domestic Equity Securities	30.2%
Domestic Fixed-Income Securities	28.3%
International Fixed-Income Securities	21.6%
International Equity Securities	7.7%
Cash Equivalents [2]	8.8%
Other Assets and Liabilities--Net [3]	3.4%
TOTAL	100.0%

At November 30, 2006, the Fund's sector composition 4 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	28.7%
Energy	15.1%
Industrials	10.6%
Health Care	10.0%
Consumer Staples	8.6%
Telecommunication Services	7.0%
Utilities	6.6%
Information Technology	4.8%
Materials	4.6%
Consumer Discretionary	4.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

2 Cash Equivalents include any investments in money market mutual funds and /or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

4 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

November 30, 2006

Shares			Value
		COMMON STOCKS--33.2%
		Consumer Discretionary--1.0%
43,200		CBS Corp. - Class B	$1,285,200
44,100		Dollar General Corp.	685,314
29,900		Gap (The), Inc.	559,728
770	[1]	Idearc, Inc.	21,206
27,100		Mattel, Inc.	594,845
49,900		McDonald's Corp.	2,094,303
28,700		Regal Entertainment Group	597,247
		TOTAL	5,837,843
		Consumer Staples--3.2%
83,300		Altria Group, Inc.	7,014,693
11,500		Anheuser-Busch Cos., Inc.	546,365
52,600		Coca-Cola Co.	2,463,258
9,900		Colgate-Palmolive Co.	643,995
18,600		Kimberly-Clark Corp.	1,236,342
16,100		Kraft Foods, Inc., Class A	564,305
20,100		Loews Corp. - Carolina Group	1,253,637
154,460		Unilever PLC, ADR	4,159,608
		TOTAL	17,882,203
		Energy--4.9%
32,700		BP PLC, ADR	2,226,216
127,500	[2]	Chevron Corp.	9,220,800
39,500		ENI SpA, ADR	2,603,840
108,500		Enbridge Inc.	3,827,880
7,800		Exxon Mobil Corp.	599,118
55,100		Royal Dutch Shell PLC	3,913,753
66,300		Total SA, ADR, Class B	4,737,798
		TOTAL	27,129,405
		Financials--9.8%
58,400		Ace, Ltd.	3,319,456
123,900		Allstate Corp.	7,865,172
149,333		Bank of America Corp.	8,041,582
96,200		Bank of New York Co., Inc.	3,418,948
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
183,800		Citigroup, Inc.	$9,114,642
37,600		Freddie Mac	2,525,216
32,800		Fannie Mae	1,870,584
42,600		Gallagher (Arthur J.) & Co.	1,247,754
27,000		iStar Financial, Inc.	1,263,330
19,600	[2]	MBIA, Inc.	1,365,140
29,700		Morgan Stanley	2,261,952
25,300		Nationwide Financial Services, Inc., Class A	1,315,600
27,100		PartnerRe Ltd.	1,889,412
53,200		U.S. Bancorp	1,789,648
14,200		UBS AG - U.S. issue	855,124
51,200		Wachovia Corp.	2,774,528
13,300		Washington Mutual, Inc.	580,944
71,200		Wells Fargo & Co.	2,509,088
		TOTAL	54,008,120
		Health Care--3.7%
12,600		Abbott Laboratories	587,916
20,800		AstraZeneca Group PLC, ADR	1,204,112
38,100		Biovail Corp.	677,037
86,800		GlaxoSmithKline PLC, ADR	4,611,684
42,000		Johnson & Johnson	2,768,220
220,100		Pfizer, Inc.	6,050,549
98,700		Wyeth	4,765,236
		TOTAL	20,664,754
		Industrials--3.5%
15,600		3M Co.	1,270,776
29,200		Avery Dennison Corp.	1,970,124
12,100		Dover Corp.	608,630
204,700		General Electric Co.	7,221,816
12,600		Illinois Tool Works, Inc.	594,720
60,000		Ingersoll-Rand Co., Class A	2,340,600
58,800		Northrop Grumman Corp.	3,935,484
7,000	[2]	Siemens AG, ADR	668,150
17,100		Waste Management, Inc.	626,031
		TOTAL	19,236,331
Shares			Value
		COMMON STOCKS--continued
		Information Technology--0.1%
13,700		Diebold, Inc.	$630,200
		Materials--1.8%
63,000		Alcoa, Inc.	1,963,710
26,900		Ashland, Inc.	1,818,709
48,400		International Flavors & Fragrances, Inc.	2,280,124
9,400		PPG Industries, Inc.	604,420
24,800		Packaging Corp. of America	559,240
3,100		Rio Tinto PLC, ADR	665,229
33,900		Rohm & Haas Co.	1,770,258
		TOTAL	9,661,690
		Telecommunication Services--2.7%
282,949		AT&T, Inc.	9,594,800
24,200		Embarq Corp.	1,245,090
38,000		NTT Docomo Inc. - Spon. ADR	579,880
15,400		Verizon Communications	538,076
191,636		Windstream Corp.	2,671,406
		TOTAL	14,629,252
		Utilities--2.5%
10,141		Dynegy, Inc.	68,857
13,700		Edison International	629,926
49,000		Energy East Corp.	1,197,070
26,351		ONEOK, Inc.	1,139,417
48,200		Pepco Holdings, Inc.	1,235,366
25,000		Pinnacle West Capital Corp.	1,233,500
13,400		Progress Energy, Inc.	640,118
53,100		SCANA Corp.	2,190,906
52,800		Scottish & Southern Energy PLC, ADR	1,511,152
54,400		Southern Co.	1,972,000
52,900		TransAlta Corp.	1,193,424
21,100		Vectren Corp.	602,405
		TOTAL	13,614,141
		TOTAL COMMON STOCKS (IDENTIFIED COST $149,718,382)	183,293,939
Principal Amount or Shares			Value
		CORPORATE BONDS--2.0%
		Basic Industry - Metals & Mining--0.3%
$1,500,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	$1,501,447
		Basic Industry - Paper--0.4%
1,400,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	1,529,175
400,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	424,751
		TOTAL	1,953,926
		Communications - Media Noncable--0.5%
1,000,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	1,072,785
1,500,000		News America Holdings, Note, 8.15%, 10/17/2036	1,838,191
		TOTAL	2,910,976
		Consumer Cyclical - Automotive--0.3%
1,500,000		General Motors Acceptance, 6.875%, 9/15/2011	1,545,914
		Container & Glass Products--0.2%
360,000		Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	360,000
950,000		Vitro SA, Note, 11.75%, 11/01/2013	1,014,125
		TOTAL	1,374,125
		Financial Institution - Banking--0.3%
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,614,285
		TOTAL CORPORATE BONDS (IDENTIFIED COST $11,110,130)	10,900,673
		PREFERRED STOCKS--4.4%
		Consumer Discretionary--0.4%
71,600		Credit Suisse 4.40% Equity Linked Notes (JNY)	2,388,934
		Energy--0.8%
21,019		Credit Suisse 7.05% Equity Linked Notes (RIG), $1.07, Annual Dividend	1,631,179
46,600	[3,4]	Goldman Sachs 6.50% Trigger Mandatory Exchangeable Notes (GSF)	2,555,218
		TOTAL	4,186,397
		Financials--1.0%
44,300	[3,4]	Merrill Lynch 5% Capped Appreciation Note (RNR)	2,564,970
8,800		Washington Mutual, Inc., Conv. Pfd., $2.69, Annual Dividend	484,000
110,400		XL Capital Ltd., PEPS, $1.63, Annual Dividend	2,543,616
		TOTAL	5,592,586
		Industrial--0.5%
97,300	[3,4]	Morgan Stanley 9.75% PERCS (CBI), $2.30, Annual Dividend	2,719,048
Principal Amount or Shares			Value
		PREFERRED STOCKS--continued
		Technology--1.7%
61,800		Credit Suisse, 5.65% Equity Linked Trigger Notes (ADI), $0.25, Annual Dividend	$1,937,430
76,400	[3,4]	Goldman Sachs 5.20% Trigger Mandatory Exchangeable Notes (LLTC)	2,427,457
80,500	[3,4]	Goldman Sachs 6.00% Trigger Mandatory Exchangeable Notes (MXIM)	2,496,788
118,900	[3,4]	Merrill Lynch 7.5% Capped Appreciation Note (NOK)	2,401,186
		TOTAL	9,262,861
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $22,723,163)	24,149,826
		MUTUAL FUNDS--54.8% [5]
5,708,797		Emerging Markets Fixed Income Core Fund	118,142,498
8,282,463		Federated Mortgage Core Portfolio	82,493,330
14,781,074		High Yield Bond Portfolio	101,250,355
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $287,771,301)	301,886,183
		REPURCHASE AGREEMENT--5.2%
$29,052,000		Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which Credit Suisse First Boston Corp. will repurchase U.S. Government securities with various maturities to 8/16/2043 for $2,000,295,556 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,060,008,358. (AT COST)	29,052,000
		TOTAL INVESTMENTS---99.6% (IDENTIFIED COST $500,374,976) [6]	549,282,621
		OTHER ASSETS AND LIABILITIES - NET--0.4%	1,965,487
		TOTAL NET ASSETS--100%	$551,248,108

1 Non-income producing security.

2 Portion of securities subject to options written.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2006, these restricted securities amounted to $15,164,667, which represented 2.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At November 30, 2006, these liquid restricted securities amounted to $15,164,667, which represented 2.8% of total net assets.

5 Affiliated companies.

6 The cost of investments for federal tax purposes amounts to $502,969,122.

The following is a summary of the Fund's written option activity:

Options Written

Security	Expiration Date	Exercise Price	Contracts	Value
Siemens AG	December 2006	$100	30	$ 900
MBIA Inc	December 2006	$ 65	106	$54,060
Chevron Corp	December 2006	$ 70	133	$ 37,905
TOTAL				$92,865

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PEPS	--Participating Equity Preferred Shares
PERCS	--Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2006

Assets:
Total investments in securities, at value including $301,886,183 of investments in affiliated issuers (Note 5) (identified cost $500,374,976)		$549,282,621
Cash		1,010
Income receivable		2,190,230
Receivable for shares sold		1,282,906
TOTAL ASSETS		552,756,767
Liabilities:
Payable for shares redeemed	$694,725
Income distribution payable	277,477
Payable for transfer and dividend disbursing agent fees and expenses	202,762
Payable for distribution services fee (Note 5)	56,637
Payable for shareholder services fee (Note 5)	110,811
Options written, at value (premium received $31,677)	92,865
Accrued expenses	73,382
TOTAL LIABILITIES		1,508,659
Net assets for 68,322,021 shares outstanding		$551,248,108
Net Assets Consist of:
Paid-in capital		$775,793,495
Net unrealized appreciation of investments, futures contracts, options and translation of assets and liabilities in foreign currency		48,846,079
Accumulated net realized loss on investments, options and foreign currency transactions		(273,921,339)
Undistributed net investment income		529,873
TOTAL NET ASSETS		$551,248,108
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($357,177,439 ÷ 44,272,106 shares outstanding), no par value, unlimited shares authorized		$8.07
Offering price per share (100/94.50 of $8.07) [1]		$8.54
Redemption proceeds per share		$8.07
Class B Shares:
Net asset value per share ($58,304,855 ÷ 7,217,944 shares outstanding), no par value, unlimited shares authorized		$8.08
Offering price per share		$8.08
Redemption proceeds per share (94.50/100 of $8.08) [1]		$7.64
Class C Shares:
Net asset value per share ($35,372,815 ÷ 4,383,696 shares outstanding), no par value, unlimited shares authorized		$8.07
Offering price per share (100/99.00 of $8.07) [1]		$8.15
Redemption proceeds per share (99.00/100 of $8.07) [1]		$7.99
Class F Shares:
Net asset value per share ($100,392,999 ÷ 12,448,275 shares outstanding), no par value, unlimited shares authorized		$8.06
Offering price per share (100/99.00 of $8.06) [1]		$8.14
Redemption proceeds per share (99.00/100 of $8.06) [1]		$7.98

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2006

Investment Income:
Dividends (including $12,795,574 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $131,408)		$20,679,482
Interest		1,696,080
Interest income allocated from affiliated partnership (Note 5)		7,080,156
TOTAL INCOME		29,455,718
Expenses:
Investment adviser fee (Note 5)	$3,868,003
Administrative personnel and services fee (Note 5)	410,397
Custodian fees	22,016
Transfer and dividend disbursing agent fees and expenses	769,511
Directors'/Trustees' fees	5,687
Auditing fees	25,000
Legal fees	7,672
Portfolio accounting fees	133,491
Distribution services fee--Class B Shares (Note 5)	408,368
Distribution services fee--Class C Shares (Note 5)	211,202
Shareholder services fee--Class A Shares (Note 5)	826,565
Shareholder services fee--Class B Shares (Note 5)	136,123
Shareholder services fee--Class C Shares (Note 5	68,361
Shareholder services fee--Class F Shares (Note 5)	232,969
Share registration costs	71,699
Printing and postage	76,904
Insurance premiums	8,741
Miscellaneous	7,033
EXPENSES BEFORE ALLOCATION	7,289,742
Expenses allocated from partnership	63,985
TOTAL EXPENSES	7,353,727
Waiver and Expense Reduction (Note 5):
Waiver of administrative personnel and services fee	(17,408)
Fees paid indirectly from directed broker arrangements	(21,380)
TOTAL WAIVER AND EXPENSE REDUCTION	$(38,788)
Net expenses		$7,314,939
Net investment income		22,140,779
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized loss of $(209,145) on sales of investments in affiliated companies and net of foreign taxes withheld of $19,804)		31,148,284
Net realized gain from futures contracts		95,527
Net realized gain from partnership		3,001,336
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency		16,399,784
Net realized and unrealized gain on investments, futures contracts, options and foreign currency transactions		50,644,931
Change in net assets resulting from operations		$72,785,710

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,140,779	$22,791,670
Net realized gain on investments including allocated from partnership, futures contracts, options and foreign currency transactions	34,245,147	24,951,739
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	16,399,784	(12,572,908)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	72,785,710	35,170,501
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(15,179,956)	(16,992,054)
Class B Shares	(2,067,346)	(2,340,911)
Class C Shares	(1,078,790)	(988,235)
Class F Shares	(4,474,065)	(5,631,351)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,800,157)	(25,952,552)
Share Transactions:
Proceeds from sale of shares	90,563,112	74,700,641
Net asset value of shares issued to shareholders in payment of distributions declared	19,691,620	22,007,480
Cost of shares redeemed	(105,857,111)	(99,595,825)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,397,621	(2,887,704)
Change in net assets	54,383,174	6,330,245
Net Assets:
Beginning of period	496,864,934	490,534,689
End of period (including undistributed net investment income of $529,873 and $730,083, respectively)	$551,248,108	$496,864,934

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2006

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of the Federated Capital Income Fund (the "Fund"). Effective May 27, 2003, the Fund became a portfolio of the Trust. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, an affiliate of the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return on assets. Federated receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on its assets. Federated receives no advisory or administrative fees from the Funds within the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended November 30, 2006, the Fund had net realized gains on futures contracts of $95,527.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended November 30, 2006, the Fund had a realized gain of $62,024 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at prior period-end	--	--
Contracts written	5,738	$630,457
Contracts bought back	(4,661)	(526,087)
Contracts expired	(808)	(72,693)
Outstanding at 11/30/2006	269	$31,677

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended November 30	2006		2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,435,918	$56,755,579	7,267,625	$52,914,350
Shares issued to shareholders in payment of distributions declared	1,831,253	13,950,188	2,137,059	15,518,364
Shares redeemed	(8,807,663)	(67,355,847)	(8,643,530)	(62,945,882)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	459,508	$3,349,920	761,154	$5,486,832

Year Ended November 30	2006		2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,063,101	$15,748,916	1,869,043	$13,611,450
Shares issued to shareholders in payment of distributions declared	222,130	1,694,428	252,131	1,833,861
Shares redeemed	(2,199,077)	(16,782,490)	(1,910,430)	(13,925,462)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	86,154	$660,854	210,744	$1,519,849

Year Ended November 30	2006		2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,769,712	$13,562,256	824,986	$6,021,005
Shares issued to shareholders in payment of distributions declared	109,124	832,756	98,885	718,676
Shares redeemed	(649,390)	(4,956,138)	(601,646)	(4,388,258)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,229,446	$9,438,874	322,225	$2,351,423

Year Ended November 30	2006		2005
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	599,135	$4,496,361	295,845	$2,153,836
Shares issued to shareholders in payment of distributions declared	422,081	3,214,248	542,341	3,936,579
Shares redeemed	(2,204,366)	(16,762,636)	(2,519,530)	(18,336,223)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,183,150)	$(9,052,027)	(1,681,344)	$(12,245,808)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	591,958	$4,397,621	(387,221)	$(2,887,704)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, capital gain expense reclass, discount accretion/premium amortization on debt securities and partnership income adjustments.

For the year ended November 30, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$820,766	$459,168	$(1,279,934)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2006 and 2005, was as follows:

	2006	2005
Ordinary income [1]	$22,800,157	$25,952,552

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$529,874
Net unrealized appreciation	$46,251,933
Capital loss carryforward	$(271,327,194)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2006 the cost of investments for federal tax purposes was $502,969,122. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from written options was $46,313,499. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $61,588,984 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,275,485.

At November 30, 2006, the Fund had a capital loss carryforward of $271,327,194 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 37,628,361
2010	$205,719,244
2011	$ 27,979,589

The Fund used capital loss carryforwards of $32,599,432 to offset taxable capital gains realized during the year ended November 30, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Prior to March 6, 2006, the Fund's investment adviser was Passport Research II Ltd. (Passport). The fee received by Passport was identical to that received by FEMCOPA. FEMCOPA may voluntarily choose to waive any portion of its fees. FEMCOPA can modify or terminate this voluntary wavier at any time at its sole discretion. For the year ended November 30, 2006, the fees paid to FEMCOPA and Passport were $2,882,648 and $985,355 respectively.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2006, the Sub-Adviser earned a sub-adviser fee of $734,651.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to the percentages as shown in the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2006, Class F Shares did not incur a distribution services fee. When FSC recevies fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2006, FSC retained $64,766 of fees paid by the Fund.

Sales Charges

For the year ended November 30, 2006, FSC retained $98,728 in sales charges from the sale of Class A Shares. FSC also retained $3,062 of contingent deferred sales charges relating to redemptions of Class C Shares and $1,943 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended November 30, 2006, FSSC received $26,815 of fees paid by the Fund.

Expense Reduction

The Funds directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2006, the Fund's expenses were reduced by $21,380 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the year ended November 30, 2006 are as follows:

Affiliates	Balance of Shares Held 11/30/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2006	Value	Dividend Income/ Allocated Interest Income
Emerging Markets Fixed Income Core Fund	4,902,672	1,300,645	494,520	5,708,797	$118,142,498	$ 7,080,156
Federated Mortgage Core Portfolio	6,965,235	2,258,707	941,479	8,282,463	82,493,330	4,125,452
High Yield Bond Portfolio	15,963,833	1,414,066	2,596,825	14,781,074	101,250,355	8,670,122
TOTAL OF AFFILIATED TRANSACTIONS	27,831,740	4,973,418	4,032,824	28,772,334	$301,886,183	$19,875,730

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2006, were as follows:

Purchases	$202,092,623
Sales	$211,602,949

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 18, 2006, the Fund's Trustees , upon the recommendation of the Audit Committee, appointed KPMG LLP (KPMG) as the Fund's independent registered public accounting firm. On the same date, the Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) resigned. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended November 30, 2005 and November 30, 2004, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended November 30, 2005 and November 30, 2004: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed KPMG as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending November 30, 2006. During the Fund's fiscal years ended November 30, 2005 and November 30, 2004 and the interim period commencing December 1, 2005 and ending August 18, 2006, neither the Fund nor anyone on its behalf has consulted KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

9. RECENT ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

10. SUBSEQUENT EVENT

On December 21, 2006, the Fund, entered into a $150,000,000 unsecured, uncommitted discretionary line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2006, 31.9% of total income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2006, 23.8% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND THE SHAREHOLDERS OF FEDERATED CAPITAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Capital Income Fund (the "Fund"), as of November 30, 2006, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 2005 and the financial highlights for the periods presented prior to December 1, 2005, were audited by other auditors whose report thereon dated January 23, 2006, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Capital Income Fund as of November 30, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
January 16, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised five portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John B. Fisher Birth Date: May 16, 1956 VICE PRESIDENT Began serving: January 1986	Principal Occupations : President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.

Previous Positions : President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Sub-Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino has been the Fund's Portfolio Manager since December 2002. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Sub-Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Sub-Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Fund's Sub-Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Sub-Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	John L. Nichol has been the Fund's Portfolio Manager since December 2000 and is responsible for managing the Fund's equity portfolio. He is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Evaluation and Approval of Advisory Contract

FEDERATED CAPITAL INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contract at meetings held in May 2006. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Capital Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C878
Cusip 31420C860
Cusip 31420C852
Cusip 31420C845

G01049-01 (1/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $106,685

                  Fiscal year ended 2005 - $101,499

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $242

            Fiscal year ended 2005 - Transfer agent testing.

Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $33,013 and $120,100
respectively. Fiscal year ended 2006- Fees for review of N-14 merger documents, fees for  additional  audit  work  performed  in  fiscal  year 2006 and fee for issuance of consent from prior auditor.  Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures and Transfer Agent Service Auditors Report.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $16,089
      respectively.  Fiscal year ended 2005 - Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $33,580 and $13,990
      respectively.  Fiscal year ended 2006 - Executive compensation analysis.
      Fiscal year ended 2005- Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2006 - 0%

                  Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2006 - $293,623

            Fiscal year ended 2005 - $267,110

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/ RICHARD A. NOVAK
                             (INSERT NAME AND TITLE)

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE

            J. Christopher Donahue, Principal Executive Officer
DATE        January 23, 2007

BY          /S/ RICHARD A. NOVAK

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007